SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA
NOTE 11:-	SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance. The Company’s business is comprised of one operating segment.

The Company's CODM is its Chief Executive Officer (“CEO”), who reviews financial information presented on a consolidated basis.

The CODM uses consolidated net loss to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, such as the allocation of budget between Research and development, Sales and Marketing, and General and Administrative expenses. Segment assets that are reviewed by the CODM is reported within the Consolidated Balance Sheet as consolidated total assets.

The following table presents selected financial information with respect to the Company’s single operating segment and includes information about segment revenues and significant segment expenses, for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Total Revenues	$27,864	$33,459	$7,500
Less:
R&D expenses
Preclinical	15,374	20,948	17,477
Clinical	15,267	10,627	11,357
SG&A	9,485	9,320	9,690
Financial income, net	(5,182)	(3,215)	(1,738)
Taxes on income	4,522	8,970	58
Other segment expenses*	2,629	5,563	4,350

Net loss	$(14,231)	$(18,754)	$(33,694)

*Other segment expense (income) during the years ended December 31, 2024, 2023 and 2022 includes property and equipment depreciation, participation in R&D expenses, share-based compensation and other adjustments.

Operations in Israel and the United States include research and development, clinical operations, general and administrative, marketing and business development. Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the years ended December 31, 2024, 2023 and 2022 and long-lived assets as of December 31, 2024 and 2023:

	Year ended December 31,
	2024	2023	2022
Revenue from sales to customers:

Europe	$5,000	$10,000	$7,500
United States	22,864	23,459	-

Total revenue	$27,864	$33,459	$7,500

	December 31,
	2024	2023
Long-lived assets:

Israel	$3,677	$2,468
United States	18	77

Total long-lived assets	$3,695	$2,545

	Year ended December 31,
	2024	2023	2022
Sales to a single customer exceeding 10%:

Customer A	18%	30%	100%
Customer B	82%	70%	-